Biological assets - Significant Unobservable Inputs (Details)	12 Months Ended
	Dec. 31, 2020 tonPerHectare uSDollarPerHectare kilogramOfSugarPerTonOfCane uSDollarPerTonOfCane	Dec. 31, 2019 uSDollarPerHectare tonPerHectare kilogramOfSugarPerTonOfCane uSDollarPerTonOfCane
Bottom of range | Sown land – sugarcane
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	60	60
TRS value | kilogramOfSugarPerTonOfCane	120	120
Maintenance costs	400	500
Harvest costs | uSDollarPerTonOfCane	6.0	9.0
Leasing costs | tonPerHectare	12.0	12.0
Bottom of range | Sown land – crops, sunflower
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	0.6	1.6
Commercial costs	1	2
Production costs	233	233
Bottom of range | Sown land – crops, wheat
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	0.95	0.95
Commercial costs	6	6
Production costs	115	115
Bottom of range | Sown land – crops, soybean
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	0.8	1.19
Commercial costs	7	7
Production costs	159	159
Bottom of range | Sown land - crops, peanut
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	2.5
Commercial costs	22
Production costs	695
Bottom of range | Sown land – crops, corn
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	2.5	2.5
Commercial costs	2	2
Production costs	198	198
Bottom of range | Sown land – rice
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	6.5	6.5
Commercial costs	8	8
Production costs	750	750
Top of range | Sown land – sugarcane
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	100	100
TRS value | kilogramOfSugarPerTonOfCane	140	140
Maintenance costs	600	700
Harvest costs | uSDollarPerTonOfCane	12.0	15.0
Leasing costs | tonPerHectare	14.4	14.4
Top of range | Sown land – crops, sunflower
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	3	3
Commercial costs	71	71
Production costs	641	641
Top of range | Sown land – crops, wheat
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	5.5	4.69
Commercial costs	43	43
Production costs	612	574
Top of range | Sown land – crops, soybean
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	3.8	3.8
Commercial costs	59	59
Production costs	750	679
Top of range | Sown land - crops, peanut
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	3.5
Commercial costs	31
Production costs	1,400
Top of range | Sown land – crops, corn
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	11	10
Commercial costs	51	51
Production costs	990	859
Top of range | Sown land – rice
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	7.5	7.5
Commercial costs	16	12
Production costs	950	950